3. PREFERRED AND COMMON STOCK	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Equity [Abstract]
3. PREFERRED AND COMMON STOCK

NOTE 3 - PREFERRED AND COMMON STOCK

On August 8, 2018, the Board of Directors of the Company approved the amendment and restatement of the Company’s Articles of Incorporation. The purpose of the amendment and restatement of the Articles of Incorporation was to:

(i)	Increase the number of authorized shares of Common Stock to 500,000,000;

(ii)	Increase the number of authorized shares of Preferred Stock to 50,000,000;

(iii)	Grant the Board of Directors the rights to designate classes of preferred stock, and to define the powers, preferences, rights, and restrictions thereof;

The preferred and common stock has a par value of $0.001 per share.

On August 8, 2018, the Company issued 4 shares of Series A Preferred Stock to the Company’s controlling shareholder, The OZ Corporation, a California corporation.

On December 20, 2018, the Company entered into a License Agreement with Cell Science, Ltd. (CSH”). Pursuant to the License Agreement, the Company is being granted an exclusive license by CSH with respect to certain patents and intellectual property for the production of phytocannabinoids for use in medical treatments and in exchange for 210,000,000 shares of common stock of the Company. On February 14, 2019, the stock was issued and recorded as consulting fees valued at $10,500,000.

On April 7, 2019, the Company issued 7,000,000 shares of common stock for the conversion of convertible notes payable and accrued interest in the amount of $10,199.

On March 9, 2020, the Company issued 11,061,816 restricted shares of Common Stock to the OZ Corporation, in consideration of ongoing consulting and advisory services provided to the Company, on terms as previously agreed to the Company and the OZ Corporation. The securities were issued pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933. The OZ Corporation is intimately acquainted with the Company’s business plan and proposed activities at the time of issuance and possessed information on the Company necessary to make an informed investment decision. The estimated fair value of the stock was $99,556 and has been expensed and included in “Consulting fees” in the three and six months ended April 30, 2020.

Stock Option Plan

On September 22, 2020, the board of directors adopted the 2020 Long-Term Incentive Plan (“2020 Plan”), under which 20,000,000 shares of our common stock were reserved for issuance by us to attract and retain employees and directors and to provide such persons with incentives and awards for superior performance and providing services to us. The 2020 Plan is administered by a committee comprised of our board of directors or appointed by the board of directors, which has broad flexibility in designing stock-based incentives. The board of directors determines the number of shares granted and the option exercise price pursuant to the 2020 Plan.

The following table summarizes the stock option award activity under the 2020 Plan during the three months ended October 31, 2020:

Number of options
Outstanding at July 31, 2020	-
Granted	1,200,000
Exercised	-
Forfeited	-
Outstanding at October 31, 2020	1,200,000

See Stock-based Compensation under Note 2 for description of options granted.

NOTE 3 - PREFERRED AND COMMON STOCK

On August 8, 2018, the Board of Directors of the Company approved the amendment and restatement of the Company’s Articles of Incorporation. The purpose of the amendment and restatement of the Articles of Incorporation was to:

(i)	Increase the number of authorized shares of common stock to 500,000,000;

(ii)	Increase the number of authorized shares of Preferred Stock to 50,000,000;

(iii)	Grant the Board of Directors the rights to designate classes of preferred stock, and to define the powers, preferences, rights, and restrictions thereof;

The preferred and common stock has a par value of $ 0.001 per share.

On August 8, 2018, the Company issued 4 shares of Series A Preferred Stock to the Company’s controlling stockholder, The OZ Corporation, a California corporation, in consideration of consulting services rendered to the Company.

On December 20, 2018, the Company entered into a License Agreement with Cell Science, Ltd. (CSH”). Pursuant to the License Agreement, the Company is being granted an exclusive license by CSH with respect to certain patents and intellectual property for the production of phytocannabinoids for use in medical treatments and in exchange for 210,000,000 shares of common stock of the Company. On February 14, 2019 the stock was issued and recorded as consulting fees valued at $10,500,000.

On April 7, 2019 the Company issued 7,000,000 shares of common stock for the conversion of convertible notes payable and accrued interest in the amount of $10,199.

On March 9, 2020, the Company issued 11,061,816 restricted shares of common stock to the OZ Corporation, in consideration of ongoing consulting and advisory services provided to the Company, on terms as previously agreed to the Company and the OZ Corporation. The securities were issued pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933. The OZ Corporation is intimately acquainted with the Company’s business plan and proposed activities at the time of issuance and possessed information on the Company necessary to make an informed investment decision. The estimated fair value of the stock was $553,091 and has been expensed and included in “Consulting fees” in the year ended July 31, 2020.

On July 24, 2020, the Company issued 114,000 restricted shares of common stock to five accredited investors, for cash at a price of $2.50 per share for aggregate consideration of $285,000. No underwriters were used. The shares were issued pursuant to an exemption from registration provided by Section 4(a)(2) and Regulation S of the Securities Act of 1933.